Long-Term Debt, Summary of Long-Term Debt (Predecessor) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Long-Term Debt [Abstract]
Long-term debt	$ 43,200,000
Less: Deferred financing costs	(594,000)
Total	42,606,000
Less - current portion	(7,473,000)
Long-term portion	$ 35,133,000
United Maritime Predecessor [Member]
Long-Term Debt [Abstract]
Long-term debt		$ 5,500,000
Less: Deferred financing costs		(119,256)
Total		5,380,744
Less - current portion		(1,177,074)
Long-term portion		$ 4,203,670